Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of related party [Abstract]
Related party transaction
The following table lists the Company’s significant subsidiaries and jointly-controlled entities and their respective places of incorporation, continuance or organization, as the case may be, and the Company’s percentage equity interest (to the nearest whole number) as at December 31, 2020. All of the entities listed below, except as otherwise indicated, are 100% beneficially owned, or controlled or directed, directly or indirectly, by the Company.

Significant Subsidiaries and Joint Operations	%	Jurisdiction
Husky Oil Operations Limited	100	Alberta
Husky Energy International Corporation	100	Alberta
Lima Refining Company	100	Delaware
Husky Marketing and Supply Company	100	Delaware
Husky Oil Limited Partnership	100	Alberta
Husky Canadian Petroleum Marketing Partnership	100	Alberta
Husky Energy Marketing Partnership	100	Alberta
Sunrise Oil Sands Partnership	50	Alberta
BP-Husky Refining LLC	50	Delaware

Disclosure of transactions between related parties
Key management includes Directors (executive and non-executive), Executive Officers and Senior Vice Presidents of the Company. The amounts disclosed in the table below are the amounts recognized as an expense during the reporting period related to key management personnel:

Compensation of Key Management Personnel
($ millions)	2020	2019
Short-term employee benefits(1)	15	18
Stock-based compensation(2)	15	26
	30	44
(1)    Short-term employee benefits are comprised of salary and benefits earned during the year, plus cash bonuses awarded during the year. Annual bonus awards settled in shares are included in stock-based compensation expense.
(2)    Stock-based compensation expense represents the cost to the Company for participation in share-based payment plans.